UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

(303) 623-2577

(Registrant’s telephone number, including area code)

Christopher A. Moore, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2019

Item 1. Schedule of Investments.

American Independence Kansas Tax-Exempt Bond Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.31%)
Education (37.81%)
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	$555,000	$614,757
4.000%, 12/01/2034	250,000	273,367
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	410,937
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,019,420
3.000%, 09/01/2035	510,000	518,267
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	792,486
4.000%, 09/01/2031	500,000	569,140
5.000%, 09/01/2032	2,750,000	3,345,155
5.000%, 09/01/2034	2,000,000	2,417,000
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,105,680
4.000%, 09/01/2036	500,000	548,350
Dodge City Community College, Revenue Bonds
5.125%, 04/01/2030	250,000	257,007
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,712,250
4.000%, 09/01/2033	500,000	544,110
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,661,495
5.000%, 09/01/2027	800,000	966,432
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2034	1,000,000	1,108,390
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	267,275
5.000%, 09/01/2031	1,715,000	2,015,811
5.000%, 09/01/2032	150,000	175,960
5.000%, 09/01/2033	1,000,000	1,172,260
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,169,360
4.000%, 09/01/2043	1,000,000	1,077,920
Hutchinson Community College & Area Vocational School, Certificate Participation Bonds
4.000%, 10/01/2037	1,700,000	1,752,496
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	455,636
4.000%, 09/01/2033	1,000,000	1,105,840
4.000%, 09/01/2035	1,000,000	1,099,020
5.000%, 09/01/2030	1,970,000	2,370,245
5.250%, 09/01/2029	1,500,000	1,622,970
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,349,221
4.000%, 09/01/2032	1,745,000	2,012,020

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$1,000,000	$1,121,900
4.000%, 09/01/2033	905,000	993,235
4.000%, 09/01/2035	790,000	862,838
4.000%, 09/01/2036	480,000	523,003
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,192,530
Kansas Development Finance Authority, Revenue Bonds
3.000%, 05/01/2030	450,000	465,597
4.000%, 05/01/2034	1,000,000	1,052,790
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,097,390
5.250%, 09/01/2023	60,000	60,386
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2029	395,000	397,382
5.000%, 09/01/2030	215,000	216,296
5.000%, 09/01/2038	1,000,000	1,191,020
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2026	750,000	858,030
4.000%, 09/01/2030	900,000	951,282
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,030,697
Rice County Unified School District No. 376 Sterling, General Obligation Unlimited Bonds
5.250%, 09/01/2035	500,000	503,345
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2023	1,000,000	1,005,930
5.000%, 09/01/2028	1,220,000	1,485,228
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	498,318
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,074,950
Sedgwick County Unified School District No. 259 Wichita, General Obligation Unlimited Bonds
3.000%, 10/01/2021	500,000	517,875
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	898,936
5.000%, 10/01/2029	340,000	380,328
Sedgwick County Unified School District No. 261 Haysville, General Obligation Unlimited Bonds
2.500%, 11/01/2030	500,000	500,505
5.000%, 11/01/2019	20,000	20,061
5.000%, 11/01/2023	5,000	5,014
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	543,505
5.000%, 09/01/2033	750,000	860,888
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	594,077
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	434,965
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
5.000%, 09/01/2021	500,000	540,820
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	389,736
4.000%, 11/01/2034	425,000	471,185

	Principal Amount	Value (Note 2)
Education (continued)
4.000%, 11/01/2035	$635,000	$701,211
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	639,735
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,151,820
4.000%, 09/01/2032	500,000	563,285
5.000%, 09/01/2029	2,390,000	2,823,785
Shawne County Unified School District No. 437 Auburn - Washburn, General Obligation Unlimited Bonds
3.950%, 09/01/2028	825,000	850,163
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	259,550
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	350,972
5.000%, 07/01/2035	500,000	577,790
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	604,935
Total Education		68,773,565

General Obligation (27.55%)
Ashland Public Building Commission, Revenue Bonds
4.000%, 09/01/2019	100,000	100,282
4.000%, 09/01/2020	110,000	112,170
5.000%, 09/01/2035	720,000	773,244
City of Abilene, General Obligation Unlimited Bonds
4.300%, 09/01/2027	150,000	155,091
4.600%, 09/01/2030	500,000	518,695
City of Abilene, Revenue Bonds
4.000%, 12/01/2029	325,000	367,812
4.000%, 12/01/2031	445,000	498,000
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	255,157
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	475,916
City of Junction City, General Obligation Unlimited Bonds
4.500%, 09/01/2031	1,000,000	1,030,070
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	536,571
4.000%, 09/01/2031	445,000	503,348
City of Leawood, General Obligation Unlimited Bonds
5.000%, 09/01/2025	665,000	805,840
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	467,720
5.000%, 11/01/2025	570,000	685,169
5.000%, 11/01/2029	800,000	1,031,304
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,117,944
City of Newton, General Obligation Unlimited Bonds
4.000%, 09/01/2023	250,000	274,053
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,519,075
5.000%, 10/01/2024	535,000	614,517

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	$5,000	$5,050
City of Phillipsburg, Revenue Bonds
4.500%, 10/01/2028	545,000	561,950
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	639,660
3.000%, 10/01/2036	680,000	692,879
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	476,655
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	937,316
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,003,060
4.500%, 08/15/2030	450,000	451,607
City of Wichita, General Obligation Unlimited Bonds
4.000%, 06/01/2026	475,000	491,084
4.000%, 06/01/2027	780,000	806,192
4.000%, 12/01/2029	250,000	261,910
4.000%, 06/01/2030	820,000	948,830
5.000%, 12/01/2025	500,000	608,980
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	807,277
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	461,418
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	409,260
4.000%, 09/01/2028	1,125,000	1,275,311
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	577,680
County of Scott, General Obligation Unlimited Bonds
5.000%, 04/01/2028	500,000	513,740
Crawford County Public Building Commission, Revenue Bonds
5.375%, 09/01/2024	1,300,000	1,308,528
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2024	500,000	515,225
4.000%, 09/01/2029	650,000	742,950
4.000%, 09/01/2030	500,000	567,590
4.000%, 09/01/2031	1,500,000	1,689,210
4.500%, 09/01/2027	955,000	1,016,769
Kansas Development Finance Authority, Revenue Bonds
4.000%, 10/01/2020	250,000	257,815
4.750%, 09/01/2034	360,000	361,879
5.000%, 04/01/2025	800,000	897,600
5.000%, 04/01/2026	1,485,000	1,665,012
5.000%, 11/01/2029	2,060,000	2,083,978
5.000%, 04/01/2031	1,000,000	1,108,680
5.000%, 04/01/2034	2,000,000	2,212,860
5.250%, 11/15/2021	1,300,000	1,318,488
5.500%, 11/15/2022	1,000,000	1,015,317
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	900,000	918,405

	Principal Amount	Value (Note 2)
General Obligation (continued)
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	$250,000	$277,552
4.000%, 12/01/2032	100,000	109,762
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
3.000%, 03/01/2020	720,000	727,610
4.000%, 08/01/2029	685,000	791,113
4.000%, 08/01/2030	1,560,000	1,726,092
4.000%, 08/01/2031	930,000	990,450
5.000%, 08/01/2025	815,000	978,179
5.000%, 08/01/2029	1,000,000	1,038,680
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	380,000	380,042
5.000%, 12/01/2023	570,000	650,997
Total General Obligation		50,122,620

Health Care (7.68%)
Allen County Public Building Commission, Revenue Bonds
5.150%, 12/01/2036	500,000	563,890
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	745,239
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	471,257
City of Wichita, Revenue Bonds
4.750%, 11/15/2024	810,000	820,133
5.000%, 11/15/2029	1,570,000	1,700,860
County of Franklin, Certificate Participation Bonds
4.750%, 09/01/2021	465,000	465,660
Kansas Development Finance Authority, Revenue Bonds
4.000%, 04/01/2024	230,000	234,430
4.500%, 04/01/2022	225,000	230,128
5.000%, 02/01/2022	555,000	566,344
5.000%, 11/15/2027	1,000,000	1,012,520
5.000%, 04/01/2029	650,000	667,368
5.000%, 11/15/2032	1,500,000	1,631,175
5.000%, 11/15/2034	350,000	380,096
5.250%, 01/01/2025	200,000	203,712
5.250%, 11/15/2030	250,000	253,380
5.375%, 03/01/2030	1,000,000	1,024,130
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,555,342
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	150,048
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	296,043
5.000%, 09/01/2030	350,000	409,328
5.000%, 09/01/2031	500,000	581,705
Total Health Care		13,962,788

Housing (1.88%)
La Cygne Public Building Commission, Revenue Bonds
5.000%, 11/01/2029	375,000	379,061

	Principal Amount	Value (Note 2)
Housing (continued)
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	$655,000	$655,399
Topeka Public Building Commission, Revenue Bonds
5.000%, 06/01/2027	2,355,000	2,384,956
Total Housing		3,419,416

Public Services (0.99%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,239,956
3.000%, 09/01/2029	535,000	562,783
Total Public Services		1,802,739

Transportation (7.36%)
Kansas Turnpike Authority, Revenue Bonds
4.000%, 09/01/2026	1,000,000	1,027,730
5.000%, 09/01/2031	630,000	812,127
5.000%, 09/01/2032	500,000	641,515
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2023	200,000	229,880
5.000%, 09/01/2024	500,000	591,200
5.000%, 09/01/2028	1,500,000	1,884,030
5.000%, 09/01/2029	1,000,000	1,195,650
5.000%, 09/01/2031	2,000,000	2,469,440
5.000%, 09/01/2032	500,000	615,375
5.000%, 09/01/2034	3,260,000	3,927,905
Total Transportation		13,394,852

Utilities (15.04%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,086,450
City of Olathe Water & Sewer System, Revenue Bonds
3.000%, 07/01/2030	675,000	721,386
3.000%, 07/01/2031	555,000	585,886
3.000%, 07/01/2032	745,000	780,991
3.000%, 07/01/2033	755,000	784,166
4.000%, 07/01/2024	250,000	278,302
City of Topeka Combined Utility, Revenue Bonds
3.375%, 08/01/2032	1,335,000	1,347,389
3.500%, 08/01/2033	2,285,000	2,306,753
4.000%, 08/01/2026	2,600,000	2,740,920
4.500%, 08/01/2033	650,000	651,430
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,253,809
3.250%, 10/01/2031	1,070,000	1,081,898
3.375%, 10/01/2039	1,000,000	1,031,290
4.000%, 10/01/2029	1,000,000	1,033,280
4.000%, 10/01/2030	1,000,000	1,033,280
5.000%, 10/01/2025	1,000,000	1,077,530
5.000%, 10/01/2028	2,650,000	2,851,798
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2019	600,000	608,598
5.000%, 12/01/2023	200,000	219,340

	Principal Amount	Value (Note 2)
Utilities (continued)
5.000%, 12/01/2028	$700,000	$824,579
Kansas Rural Water Finance Authority, Revenue Bonds
4.100%, 09/01/2034	270,000	275,146
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
4.250%, 09/01/2023	500,000	508,765
5.000%, 09/01/2027	1,300,000	1,393,964
5.000%, 09/01/2031	1,350,000	1,581,949
5.000%, 09/01/2032	1,090,000	1,192,514
5.000%, 09/01/2033	100,000	115,844
Total Utilities		27,367,257

TOTAL MUNICIPAL BONDS
(Cost $173,786,016)		178,843,237

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.37%)
Money Market Fund
Federated Treasury Obligations Fund, Institutional Shares	2.221%	2,503,126	$2,503,126

TOTAL SHORT TERM INVESTMENTS
(Cost $2,503,126)			2,503,126

TOTAL INVESTMENTS (99.68%)
(Cost $176,289,142)			$181,346,363

OTHER ASSETS IN EXCESS OF LIABILITIES (0.32%)			576,420

NET ASSETS (100.00%)			$181,922,783

American Independence Global Tactical Allocation Fund

Schedule of Investments

June 30, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED PRODUCTS (79.37%)
International Equity Exchange Traded Products (25.03%)
Global X Scientific Beta Asia ex-Japan ETF	10,200	$255,365
Global X Scientific Beta Europe ETF	1,000	24,250
Global X Scientific Beta Japan ETF	1,000	26,469
iShares Europe ETF	34,500	1,520,415
iShares MSCI Emerging Markets ETF	20,100	862,491
iShares MSCI Japan ETF	2,200	120,076
iShares MSCI Pacific ex Japan ETF	11,300	533,699
Total International Equity Exchange Traded Products		3,342,765

International Fixed-Income Exchange Traded Products (12.70%)
Vanguard Total International Bond ETF	29,600	1,696,080

U.S. Equity Exchange Traded Products (41.64%)
Global X Scientific Beta US ETF	23,900	784,004
SPDR Doubleline Total Return Tactical ETF	44,200	2,168,894
SPDR® S&P 500® ETF Trust	8,900	2,607,700
Total U.S. Equity Exchange Traded Products		5,560,598

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $10,247,974)		10,599,443

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.16%)
Money Market Fund
Federated Government Obligations Fund, Premier Shares	2.277%	689,428	$689,428

TOTAL SHORT TERM INVESTMENTS
(Cost $689,428)			689,428

TOTAL INVESTMENTS (84.53%)
(Cost $10,937,402)			$11,288,871

OTHER ASSETS IN EXCESS OF LIABILITIES (15.47%)			2,065,793

NET ASSETS (100.00%)			$13,354,664

Summary of Abbreviations

ETF - Exchange Traded Funds

Notes to Quarterly Portfolio of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the American Independence Global Tactical Allocation Fund (“Global Tactical Allocation Fund”) and the American Independence Kansas Tax-Exempt Bond Fund (“Kansas Tax-Exempt Bond Fund”) (each, a “Fund” and collectively, the “Funds”). The Global Tactical Allocation Fund’s primary investment objective is to seek to provide long-term capital appreciation, and is considered diversified. The Kansas Tax-Exempt Bond Fund’s primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes, and is considered non-diversified. The Funds currently offer Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

Kansas Tax-Exempt Bond Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$178,843,237	$–	$178,843,237
Short Term Investment	2,503,126	–	–	2,503,126
TOTAL	$2,503,126	$178,843,237	$–	$181,346,363

Global Tactical Allocation Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Exchange Traded Products	$3,342,765	$–	$–	$3,342,765
International Fixed-Income Exchange Traded Products	1,696,080	–	–	1,696,080
U.S. Equity Exchange Traded Products	5,560,598	–	–	5,560,598
Short Term Investment	689,428	–	–	689,428
TOTAL	$11,288,871	$–	$–	$11,288,871

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (the “FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the Global Tactical Allocation Fund are declared and paid quarterly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Beacon Accelerated Return Strategy Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (103.19%)
Call Option Contracts (103.19%)
S&P 500® Mini Index:
Jefferies	07/12/2019	0.01	430	$12,642,951	$12,642,951
Jefferies	07/12/2019	279.74	430	649,837	649,837
Jefferies	08/14/2019	0.01	425	12,471,069	12,471,069
Jefferies	08/14/2019	281.20	425	654,256	654,256
Jefferies	09/13/2019	0.01	480	14,069,243	14,069,243
Jefferies	09/13/2019	270.25	115	302,519	302,519
Jefferies	09/13/2019	289.57	365	383,308	383,308
Jefferies	10/14/2019	0.01	425	12,441,717	12,441,717
Jefferies	10/14/2019	276.20	425	952,612	952,612
Jefferies	11/14/2019	261.10	360	1,306,809	1,306,809
Jefferies	11/14/2019	0.01	360	10,521,572	10,521,572
Jefferies	12/13/2019	0.01	350	10,214,785	10,214,785
Jefferies	12/13/2019	260.97	150	556,241	556,241
Jefferies	12/13/2019	277.00	200	474,721	474,721
Jefferies	01/14/2020	282.00	230	483,289	483,289
Jefferies	01/14/2020	0.01	350	10,208,107	10,208,107
Jefferies	01/14/2020	277.00	120	297,572	297,572
Jefferies	02/14/2020	289.92	140	230,507	230,507
Jefferies	02/14/2020	282.00	160	351,767	351,767
Jefferies	02/14/2020	0.01	300	8,737,026	8,737,026
Jefferies	03/13/2020	0.01	400	11,632,650	11,632,650
Jefferies	03/13/2020	285.40	400	814,673	814,673
Jefferies	04/14/2020	289.19	350	657,925	657,925
Jefferies	04/14/2020	0.01	350	10,169,575	10,169,575
Jefferies	05/14/2020	0.01	90	2,611,271	2,611,271
Jefferies	05/14/2020	289.19	90	176,748	176,748
				$232,987,392	124,012,750
TOTAL PURCHASED OPTION CONTRACTS
(Cost $115,370,385)				232,987,392	124,012,750

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.80%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	1.736%	1,647,747	1,647,747
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	2.253%	514,041	514,041
			2,161,788
TOTAL SHORT TERM INVESTMENTS
(Cost $2,161,788)			2,161,788

TOTAL INVESTMENTS (104.99%)
(Cost $117,532,173)			$126,174,538

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.99%)			(5,998,953)

NET ASSETS (100.00%)			$120,175,585

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (4.61%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (4.61%)
S&P 500® Mini Index
Jefferies	07/12/19	$301.00	(860)	$480,482	$(25,299,136)	$(58,517)
Jefferies	08/14/19	303.32	(850)	486,798	(25,004,960)	(130,514)
Jefferies	09/13/19	292.57	(230)	156,555	(6,766,048)	(194,608)
Jefferies	09/13/19	311.03	(730)	414,422	(21,474,848)	(66,647)
Jefferies	10/14/19	300.16	(850)	597,298	(25,004,960)	(484,685)
Jefferies	11/14/19	283.53	(720)	424,585	(21,180,672)	(1,275,783)
Jefferies	12/13/19	284.12	(300)	186,805	(8,825,280)	(550,161)
Jefferies	12/13/19	297.78	(400)	219,075	(11,767,040)	(377,163)
Jefferies	01/14/20	299.16	(240)	137,681	(7,060,224)	(234,755)
Jefferies	01/14/20	301.54	(460)	241,357	(13,532,096)	(391,505)
Jefferies	02/14/20	303.15	(320)	175,898	(9,413,632)	(278,270)
Jefferies	02/14/20	309.55	(280)	142,149	(8,236,928)	(162,555)
Jefferies	03/13/20	305.18	(800)	438,959	(23,534,080)	(679,856)
Jefferies	04/14/20	309.72	(700)	392,488	(20,592,320)	(517,937)
Jefferies	05/14/20	311.46	(180)	103,978	(5,295,168)	(133,726)

TOTAL WRITTEN OPTION CONTRACTS				$4,598,530	(232,987,392)	$(5,536,682)

Beacon Planned Return Strategy Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (109.49%)
Call Option Contracts (106.99%)
S&P 500® Mini Index:
Jefferies	07/12/2019	36.50	1,100	$28,332,397	$28,332,397
Jefferies	07/12/2019	280.00	1,100	1,635,557	1,635,557
Jefferies	08/14/2019	36.50	1,100	28,276,262	28,276,262
Jefferies	08/14/2019	281.40	1,100	1,674,674	1,674,674
Jefferies	09/13/2019	37.80	1,105	28,232,304	28,232,304
Jefferies	09/13/2019	289.70	1,105	1,150,278	1,150,278
Jefferies	10/14/2019	35.96	1,200	30,842,855	30,842,854
Jefferies	10/14/2019	276.95	1,200	2,615,266	2,615,266
Jefferies	11/14/2019	35.03	550	14,163,717	14,163,717
Jefferies	11/14/2019	270.50	550	1,548,154	1,548,154
Jefferies	11/14/2019	33.90	610	15,777,236	15,777,236
Jefferies	11/14/2019	260.69	610	2,236,533	2,236,533
Jefferies	12/13/2019	260.69	1,170	4,367,262	4,367,262
Jefferies	12/13/2019	33.90	1,170	30,218,265	30,218,265
Jefferies	01/14/2020	276.70	1,200	3,003,642	3,003,642
Jefferies	01/14/2020	36.12	1,200	30,712,734	30,712,733
Jefferies	02/14/2020	282.75	680	1,457,965	1,457,965
Jefferies	02/14/2020	290.40	310	500,612	500,612
Jefferies	02/14/2020	36.70	680	17,339,408	17,339,408
Jefferies	02/14/2020	37.88	310	7,868,596	7,868,596
Jefferies	03/13/2020	36.78	200	5,090,777	5,090,777
Jefferies	03/13/2020	37.88	680	17,234,844	17,234,844
Jefferies	03/13/2020	290.40	680	1,154,975	1,154,975
Jefferies	03/13/2020	285.15	200	410,835	410,835
Jefferies	04/14/2020	36.78	900	22,889,818	22,889,818
Jefferies	04/14/2020	285.15	900	1,938,118	1,938,118
Jefferies	05/14/2020	289.23	950	1,863,176	1,863,176
Jefferies	05/14/2020	37.75	950	24,035,452	24,035,452
				$691,607,776	326,571,710

PURCHASED OPTION CONTRACTS - (109.49%) (continued)
Put Option Contracts (2.50%)
S&P 500® Mini Index:
Jefferies	07/12/2019	280.00	1,100	$62,371	$62,371
Jefferies	08/14/2019	281.40	1,100	256,195	256,195
Jefferies	09/13/2019	289.70	1,105	622,740	622,740
Jefferies	10/14/2019	276.95	1,200	508,203	508,203
Jefferies	11/14/2019	270.50	550	233,137	233,137
Jefferies	11/14/2019	260.69	610	184,370	184,370
Jefferies	12/13/2019	260.69	1,170	436,981	436,981
Jefferies	01/14/2020	276.70	1,200	849,306	849,306
Jefferies	02/14/2020	282.75	680	646,070	646,070
Jefferies	02/14/2020	290.40	310	364,744	364,744
Jefferies	03/13/2020	285.15	200	220,913	220,913
Jefferies	03/13/2020	290.40	680	861,455	861,455
Jefferies	04/14/2020	285.15	900	1,072,096	1,072,096
Jefferies	05/14/2020	289.23	950	1,336,285	1,336,285
				345,803,888	7,654,866
TOTAL PURCHASED OPTION CONTRACTS
(Cost $318,852,832)				1,037,411,664	334,226,576

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.60%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	1.736%	3,208,241	3,208,240
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	2.253%	1,680,197	1,680,197
			4,888,437
TOTAL SHORT TERM INVESTMENTS
(Cost $4,888,437)			4,888,437

TOTAL INVESTMENTS (111.09%)
(Cost $323,741,269)			$339,115,013

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.09%)			(33,862,561)

NET ASSETS (100.00%)			$305,252,452

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (10.96%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.06%)
S&P 500® Mini Index
Jefferies	07/12/19	$252.00	(1,100)	$804,058	$(32,359,360)	$(4,429)
Jefferies	08/14/19	253.26	(1,100)	889,577	(32,359,360)	(47,520)
Jefferies	09/13/19	260.73	(1,105)	791,961	(32,506,448)	(153,462)
Jefferies	10/14/19	249.26	(1,200)	1,085,649	(35,301,120)	(169,913)
Jefferies	11/14/19	243.45	(550)	530,584	(16,179,680)	(89,463)
Jefferies	11/14/19	234.62	(610)	470,737	(17,944,736)	(68,507)
Jefferies	12/13/19	234.62	(1,170)	967,247	(34,418,592)	(180,554)
Jefferies	01/14/20	249.03	(1,200)	905,644	(35,301,120)	(374,528)
Jefferies	02/14/20	254.48	(680)	477,834	(20,003,968)	(296,605)
Jefferies	02/14/20	261.36	(310)	201,090	(9,119,456)	(163,518)
Jefferies	03/13/20	256.64	(200)	147,332	(5,883,520)	(105,527)
Jefferies	03/13/20	261.36	(680)	480,554	(20,003,968)	(405,922)
Jefferies	04/14/20	256.64	(900)	726,930	(26,475,840)	(532,825)
Jefferies	05/14/20	260.31	(950)	754,016	(27,946,720)	(681,042)
				9,233,213	$(345,803,888)	(3,273,815)

Call Option Contracts - (9.90%)
S&P 500® Mini Index
Jefferies	07/12/19	292.00	(2,200)	2,158,117	(64,718,720)	(1,033,652)
Jefferies	08/14/19	293.89	(2,200)	2,234,565	(64,718,720)	(1,279,646)
Jefferies	09/13/19	302.10	(2,210)	2,025,932	(65,012,896)	(732,948)
Jefferies	10/14/19	291.07	(2,400)	2,711,308	(70,602,240)	(2,665,823)
Jefferies	11/14/19	285.49	(1,100)	1,321,877	(32,359,360)	(1,790,327)
Jefferies	11/14/19	272.55	(1,220)	1,252,583	(35,889,472)	(3,224,313)
Jefferies	12/13/19	273.33	(2,340)	2,475,045	(68,837,184)	(6,240,144)
Jefferies	01/14/20	288.81	(2,400)	2,432,898	(70,602,240)	(3,883,439)
Jefferies	02/14/20	294.12	(1,360)	1,309,277	(40,007,936)	(1,873,929)
Jefferies	02/14/20	300.74	(620)	578,271	(18,238,912)	(616,685)
Jefferies	03/13/20	295.90	(400)	398,674	(11,767,040)	(541,311)
Jefferies	03/13/20	301.78	(1,360)	1,303,837	(40,007,936)	(1,390,419)
Jefferies	04/14/20	296.90	(1,800)	1,858,870	(52,951,680)	(2,514,173)
Jefferies	05/14/20	300.83	(1,900)	1,935,541	(55,893,440)	(2,393,745)
				23,996,795	(691,607,776)	(30,180,554)

TOTAL WRITTEN OPTION CONTRACTS				$33,230,008	(1,037,411,664)	$(33,454,369)

Notes to Quarterly Portfolio of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class and Class A shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange Options are valued based on price supplied by an independent third-party pricing service approved by the Board, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

BEACON ACCELERATED RETURN STRATEGY FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options Contracts	$–	$124,012,750	$–	$124,012,750
Short Term Investments	2,161,788	–	–	2,161,788
Total	$2,161,788	$124,012,750	$–	$126,174,538

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options Contracts	$–	$(5,536,682)	$–	$(5,536,682)
TOTAL	$–	$(5,536,682)	$–	$(5,536,682)

BEACON PLANNED RETURN STRATEGY FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options Contracts	$–	$334,226,576	$–	$334,226,576
Short Term Investments	4,888,437	–	–	4,888,437
Total	$4,888,437	$334,226,576	$–	$339,115,013

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options Contracts	$–	$(33,454,369)	$–	$(33,454,369)
TOTAL	$–	$(33,454,369)	$–	$(33,454,369)

The Funds recognize transfers between levels as of the end of the period. For the fiscal period ended June 30, 2019, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Funds’ investment objectives permit the Funds to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (74.49%)
Consumer Discretionary (9.94%)
IAA, Inc.(a)	180,000	$6,980,400
John Wiley & Sons, Inc., Class A	529,000	24,259,940
KAR Auction Services, Inc.	180,000	4,500,000
Matthews International Corp., Class A	510,000	17,773,500
Nielsen Holdings PLC	1,680,000	37,968,000
Total Consumer Discretionary		91,481,840

Consumer Staples (5.19%)
Molson Coors Brewing Co., Class B	500,000	28,000,000
Post Holdings, Inc.(a)	190,000	19,754,300
Total Consumer Staples		47,754,300

Financial Services (37.44%)
Affiliated Managers Group, Inc.	290,000	26,720,600
Artisan Partners Asset Management, Inc., Class A	725,000	19,952,000
Broadridge Financial Solutions, Inc.	200,000	25,536,000
Brown & Brown, Inc.	1,450,000	48,575,000
Legg Mason, Inc.	1,435,000	54,931,800
LPL Financial Holdings, Inc.	500,000	40,785,000
Markel Corp.(a)	12,000	13,075,200
The Western Union Co.	2,900,000	57,681,000
Willis Towers Watson PLC	300,000	57,462,000
Total Financial Services		344,718,600

Producer Durables (18.88%)
Actuant Corp., Class A	1,090,000	27,042,900
CH Robinson Worldwide, Inc.	270,000	22,774,500
Graco, Inc.	165,000	8,279,700
Hillenbrand, Inc.	330,000	13,058,100
Landstar System, Inc.	205,000	22,137,950
Stericycle, Inc.(a)	1,340,000	63,985,000
Waters Corp.(a)	77,000	16,573,480
Total Producer Durables		173,851,630

Technology (3.04%)
CDK Global, Inc.	550,000	27,192,000
Sabre Corp.	35,084	778,865
Total Technology		27,970,865

TOTAL COMMON STOCKS
(Cost $577,648,704)		685,777,235

TOTAL INVESTMENTS (74.49%)
(Cost $577,648,704)		$685,777,235

Other Assets In Excess Of Liabilities (25.51%)		234,813,115
NET ASSETS (100.00%)		$920,590,350

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (67.41%)
Consumer Discretionary (5.53%)
LKQ Corp.(a)	21,000	$558,810
Nielsen Holdings PLC	78,000	1,762,800
Total Consumer Discretionary		2,321,610

Consumer Staples (8.17%)
McCormick & Co., Inc.	5,300	821,553
Molson Coors Brewing Co., Class B	22,500	1,260,000
Sysco Corp.	19,000	1,343,680
Total Consumer Staples		3,425,233

Financial Services (31.76%)
Affiliated Managers Group, Inc.	20,000	1,842,800
Broadridge Financial Solutions, Inc.	7,800	995,904
Brown & Brown, Inc.	60,000	2,010,000
FactSet Research Systems, Inc.	1,500	429,840
Legg Mason, Inc.	50,500	1,933,140
Markel Corp.(a)	500	544,800
The Charles Schwab Corp.	17,000	683,230
The Western Union Co.	130,000	2,585,700
Willis Towers Watson PLC	12,000	2,298,480
Total Financial Services		13,323,894

Health Care (4.06%)
AmerisourceBergen Corp.	5,000	426,300
McKesson Corp.	9,500	1,276,705
Total Health Care		1,703,005

Producer Durables (14.62%)
CH Robinson Worldwide, Inc.	13,000	1,096,550
Paychex, Inc.	11,000	905,190
Roper Technologies, Inc.	1,300	476,138
Stericycle, Inc.(a)	63,000	3,008,250
Waters Corp.(a)	3,000	645,720
Total Producer Durables		6,131,848

Technology (3.27%)
CDK Global, Inc.	27,000	1,334,880
Sabre Corp.	1,581	35,098
Total Technology		1,369,978

TOTAL COMMON STOCKS
(Cost $25,815,755)		28,275,568

TOTAL INVESTMENTS (67.41%)
(Cost $25,815,755)		$28,275,568

Other Assets In Excess Of Liabilities (32.59%)		13,671,538
NET ASSETS (100.00%)		$41,947,106

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (86.95%)
Consumer Discretionary (4.84%)
Nielsen Holdings PLC	90,000	$2,034,000
The Walt Disney Co.	3,500	488,740
Total Consumer Discretionary		2,522,740

Consumer Staples (28.50%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	31,000	2,743,810
Diageo PLC, Sponsored ADR	11,700	2,016,144
Mondelez International, Inc., Class A	15,000	808,500
Nestle SA, Sponsored ADR	17,500	1,809,500
PepsiCo, Inc.	18,000	2,360,340
Sysco Corp.	26,000	1,838,720
The Procter & Gamble Co.	30,000	3,289,500
Total Consumer Staples		14,866,514

Financial Services (23.27%)
Affiliated Managers Group, Inc.	17,500	1,612,450
American Express Co.	17,000	2,098,480
Capital One Financial Corp.	12,800	1,161,472
Mastercard, Inc., Class A	3,500	925,855
The Charles Schwab Corp.	18,000	723,420
The Western Union Co.	132,500	2,635,425
US Bancorp	18,500	969,400
Willis Towers Watson PLC	10,500	2,011,170
Total Financial Services		12,137,672

Health Care (7.46%)
AmerisourceBergen Corp.	7,550	643,713
Johnson & Johnson	13,500	1,880,280
McKesson Corp.	5,100	685,389
Medtronic PLC	7,000	681,730
Total Health Care		3,891,112

Producer Durables (12.30%)
3M Co.	500	86,670
CH Robinson Worldwide, Inc.	9,500	801,325
General Electric Co.	342,000	3,591,000
Paychex, Inc.	8,500	699,465
United Parcel Service, Inc., Class B	12,000	1,239,240
Total Producer Durables		6,417,700

Technology (10.58%)
Cisco Systems, Inc.	39,500	2,161,835
International Business Machines Corp.	13,500	1,861,650
Microsoft Corp.	11,150	1,493,654
Total Technology		5,517,139

TOTAL COMMON STOCKS
(Cost $39,599,707)		45,352,877

TOTAL INVESTMENTS (86.95%)
(Cost $39,599,707)		$45,352,877

Other Assets In Excess Of Liabilities (13.05%)		6,805,062
NET ASSETS (100.00%)		$52,157,939

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to achieve long-term capital appreciation. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class for the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

Clarkston Partners Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$91,481,840	$–	$–	$91,481,840
Consumer Staples	47,754,300	–	–	47,754,300
Financial Services	344,718,600	–	–	344,718,600
Producer Durables	173,851,630	–	–	173,851,630
Technology	27,970,865	–	–	27,970,865
Total	$685,777,235	$–	$–	$685,777,235

Clarkston Founders Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$2,321,610	$–	$–	$2,321,610
Consumer Staples	3,425,233	–	–	3,425,233
Financial Services	13,323,894	–	–	13,323,894
Health Care	1,703,005	–	–	1,703,005
Producer Durables	6,131,848	–	–	6,131,848
Technology	1,369,978	–	–	1,369,978
Total	$28,275,568	$–	$–	$28,275,568

Clarkston Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$2,522,740	$–	$–	$2,522,740
Consumer Staples	14,866,514	–	–	14,866,514
Financial Services	12,137,672	–	–	12,137,672
Health Care	3,891,112	–	–	3,891,112
Producer Durables	6,417,700	–	–	6,417,700
Technology	5,517,139	–	–	5,517,139
Total	$45,352,877	$–	$–	$45,352,877

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

Cash & Cash Equivalents: The Funds consider their investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

DDJ OPPORTUNISTIC HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

June 30, 2019 (UNAUDITED)

		Value
	Shares	(Note 2)
Common Stocks (1.77%)
Consumer Discretionary (0.41%)
American Tire Distributor(a)(b)(c)(d)(e)	2,940	$75,441

Materials (1.36%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(e)	3	114,152
Specialty Steel Holdco, Inc.(a)(b)(d)(e)	1	138,302
Total Materials		252,454

TOTAL Common Stocks
(Cost $299,737)		327,895

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Bank Loans (31.10%)
Communications (2.98%)
MH Sub I LLC, Series Amendment No. 2 Initial(f)	1M US L + 7.50%, 1.00% Floor	09/15/2025	370,000	$371,850
Ten-X LLC, Series Senior Secured(a)(b)(d)(f)	1M US L + 8.00%, 1.00% Floor	09/29/2025	180,000	180,000
Total Communications				551,850

Consumer Discretionary (0.23%)
American Tire Distributors, Inc., Series Initial(b)(f)(g)	Cash L + 6.50 + PIK 1.50%, 1.00% Floor	09/02/2024	17,051	16,028
American Tire Distributors, Inc., Series Initial (DIP)(b)(f)(g)	Cash L + 6.00 + PIK 1.0%, 1.00% Floor	09/01/2023	25,705	25,576
Total Consumer Discretionary				41,604

Consumer, Cyclical (3.28%)
DexKo Global, Inc., Series B(a)(d)(f)	3M US L + 8.25%	07/24/2025	238,910	238,910
KUEHG Corp, Series Tranche B(f)	3M US L + 8.25%, 1.00% Floor	08/22/2025	70,000	69,913
Truck Hero, Inc., Series Initial(f)	1M US L + 3.75%	04/22/2024	49,746	46,917
Truck Hero, Inc., Series Initial(f)	1M US L + 8.25%, 1.00% Floor	04/21/2025	260,000	252,850
Total Consumer, Cyclical				608,590

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Consumer, Non-cyclical (7.72%)
Aveanna Healthcare LLC, Series Initial(f)	1M US L + 8.00%, 1.00% Floor	03/17/2025	120,000	$116,700
Aveanna Healthcare LLC, Series Initial New(f)	1M US L + 5.50%, 1.00% Floor	03/18/2024	129,115	125,349
Aveanna Healthcare LLC, Series Term Loan (Second Lien)(f)(h)	1M US L + 8.75%, 1.00% Floor	05/30/2027	370,000	359,825
Lanai Holdings III, Inc., Series Initial(a)(b)(f)	3M US L + 8.50%, 1.00% Floor	08/28/2023	160,000	148,000
Learning Care Group No. 2, Inc., Series Initial(a)(b)(f)	3M US L + 7.50%, 1.00% Floor	03/13/2026	110,000	110,000
One Call Corp., Series Extended(f)	1M US L + 5.25%, 1.00% Floor	11/27/2022	199,066	162,570
Packaging Coordinators Midco, Inc., Series Initial(a)(f)	3M US L + 8.75%, 1.00% Floor	07/01/2024	160,000	159,600
Parfums Holding Co., Inc., Series Initial(f)	3M US L + 8.75%, 1.00% Floor	06/30/2025	250,000	249,688
Total Consumer, Non-cyclical				1,431,732

Financials (4.32%)
Asurion LLC, Series Replacement B-2(f)	1M US L + 6.50%	08/04/2025	705,000	716,386
Zest Acquisition Corp., Series Initial(a)(f)	3M US L + 7.50%, 1.00% Floor	03/13/2026	90,000	84,825
Total Financials				801,211

Health Care (1.70%)
Dentalcorp Health Services ULC, Series Initial(f)	1M US L + 7.50%, 1.00% Floor	06/08/2026	230,000	226,263
National Mentor Holdings, Inc., Series Initial(a)(f)	1M US L + 8.50%, 1.00% Floor	03/08/2027	90,000	89,775
Total Health Care				316,038

Industrials (5.05%)
Deliver Buyer, Inc., Series Senior Secured(a)(f)	3M US L + 5.00%, 1.00% Floor	05/01/2024	138,887	138,453
Engineered Machinery Holdings, Inc., Series Initial(f)	3M US L + 7.25%, 1.00% Floor	07/18/2025	325,812	322,011
Utex Industries, Inc., Series Initial(f)	1M US L + 7.25%, 1.00% Floor	05/20/2022	460,000	420,516
Utex Industries, Inc. - Initial Loan (First Lien), Series Initial(f)	1M US L + 4.00%, 1.00% Floor	05/21/2021	59,686	56,105
Total Industrials				937,085

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Technology (5.82%)
Evergreen Skills Lux S.A R.L., Series Initial(f)	1M US L + 4.75%, 1.00% Floor	04/28/2021	459,315	$398,075
Evergreen Skills Lux S.A R.L., Series Initial(f)	1M US L + 8.25%, 1.00% Floor	04/28/2022	59,990	23,646
Masergy Holdings, Inc., Series Initial(f)	3M US L + 7.50%, 1.00% Floor	12/16/2024	125,585	123,702
Optiv, Inc., Series Initial(f)	1M US L + 7.25%, 1.00% Floor	01/31/2025	50,000	44,125
Peak 10 Holding Corp., Series Initial(f)	3M US L + 7.25%, 1.00% Floor	08/01/2025	140,000	118,037
TierPoint LLC, Series Initial(f)	1M US L + 7.25%, 1.00% Floor	05/05/2025	400,000	372,666
Total Technology				1,080,251

TOTAL Bank Loans
(Cost $5,869,266)				5,768,361

High Yield Bonds and Notes (60.92%)
Basic Materials (4.23%)
Big River Steel LLC / BRS Finance Corp.(i)	7.250%	09/01/2025	130,000	$136,896
Cornerstone Chemical Co.(i)	6.750%	08/15/2024	320,000	301,600
Northwest Acquisitions ULC / Dominion Finco, Inc.(i)	7.125%	11/01/2022	500,000	346,250
Total Basic Materials				784,746

Communications (6.11%)
CenturyLink, Inc., Series G	6.875%	01/15/2028	250,000	251,250
GTT Communications, Inc.(i)	7.875%	12/31/2024	660,000	542,850
Townsquare Media, Inc.(i)	6.500%	04/01/2023	80,000	79,100
Urban One, Inc.(i)	7.375%	04/15/2022	260,000	260,650
Total Communications				1,133,850

Consumer, Cyclical (5.32%)
BCD Acquisition, Inc.(i)	9.625%	09/15/2023	150,000	158,062
Carlson Travel, Inc.(i)	9.500%	12/15/2024	410,000	411,025
Sportsnet(a)(b)(d)(e)	10.250%	01/15/2025	100,000	105,500
SRS Distribution, Inc.(i)	8.250%	07/01/2026	320,000	312,000
Total Consumer, Cyclical				986,587

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Consumer, Non-cyclical (15.78%)
Eagle Holding Co. II LLC(g)(i)	Cash 7.625% + PIK 8.375%	05/15/2022	500,000	$503,750
High Ridge Brands Co.(i)	8.875%	03/15/2025	125,000	12,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.(i)	7.875%	10/01/2022	265,000	253,075
NVA Holdings, Inc.(i)	6.875%	04/01/2026	290,000	304,500
One Call Corp., Series AI(a)(b)(d)(g)	PIK 11.000%	07/01/2024	501,912	406,549
Polaris Intermediate Corp.(g)(i)	8.500%	12/01/2022	510,000	452,625
Simmons Foods, Inc.(i)	5.750%	11/01/2024	240,000	219,600
Surgery Center Holdings, Inc.(i)	6.750%	07/01/2025	385,000	334,950
Team Health Holdings, Inc.(i)	6.375%	02/01/2025	330,000	254,100
West Street Merger Sub, Inc.(i)	6.375%	09/01/2025	200,000	186,000
Total Consumer, Non-cyclical				2,927,649

Energy (4.57%)
Foresight Energy LLC / Foresight Energy(i)	11.500%	04/01/2023	380,000	216,600
Forum Energy Technologies, Inc., Series WI	6.250%	10/01/2021	190,000	172,900
MEG Energy Corp.(i)	6.375%	01/30/2023	120,000	114,750
MEG Energy Corp.(i)	7.000%	03/31/2024	360,000	343,800
Total Energy				848,050

Financials (10.16%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(i)	8.250%	08/01/2023	500,000	514,850
AssuredPartners, Inc.(i)	7.000%	08/15/2025	410,000	409,487
HUB International, Ltd.(i)	7.000%	05/01/2026	180,000	182,925
NFP Corp.(i)	6.875%	07/15/2025	280,000	278,166
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(i)	7.125%	12/15/2024	265,000	239,163
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.250%	10/15/2023	280,000	261,100
Total Financials				1,885,691

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Industrials (10.28%)
Apex Tool Group LLC / BC Mountain Finance, Inc.(i)	9.000%	02/15/2023	270,000	$242,325
JPW Industries Holding Corp.(i)	9.000%	10/01/2024	240,000	227,400
Material Sciences Corp.(a)(b)(d)(e)(f)(g)	L + 8.25 or PIK 2.00%	01/09/2024	107,945	107,945
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.(i)	8.625%	06/01/2021	300,000	277,500
Plastipak Holdings, Inc.(i)	6.250%	10/15/2025	350,000	318,500
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC(i)	7.750%	04/15/2026	330,000	297,825
TransDigm, Inc.	6.375%	06/15/2026	170,000	172,763
Trident Merger Sub, Inc.(i)	6.625%	11/01/2025	280,000	262,500
Total Industrials				1,906,758

Materials (3.71%)
Century Aluminum Co.(i)	7.500%	06/01/2021	360,000	359,280
Real Alloy Holding, Inc.(a)(b)(d)(e)(f)(g)	3M US L +10.00% or PIK L+12.00%, 1.00% Floor	11/28/2023	118,182	118,182
Specialty Steel Holdco, Inc.(a)(b)(d)(e)(g)	11.620%	11/15/2022	210,000	210,000
Total Materials				687,462

Technology (0.76%)
West Corp.(i)	8.500%	10/15/2025	160,000	140,800
Total Technology				140,800

TOTAL High Yield Bonds and Notes
(Cost $11,713,475)				11,301,593

TOTAL INVESTMENTS (93.79%)
(Cost $17,882,478)				$17,397,849

Other Assets In Excess Of Liabilities (6.21%)				1,152,829

NET ASSETS (100.00%)				$18,550,678

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of June 30, 2019, the market value of illiquid securities in the aggregate was $1,755,675, representing 9.46% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Security deemed to be restricted as of June 30, 2019. As of June 30, 2019, the market value of restricted securities in the aggregate was $869,522, representing 4.69% of the Fund's net assets.
(f)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the securities last reset date.
(g)	Payment in-kind.
(h)	All or a portion of this position has not settled as of June 30, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of securities restricted under Rule 144A in the aggregate was $9,495,405, representing 51.19% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board unless indicated as illiquid as denoted in footnote (b).

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

LIBOR Rates:

1M US L - 1 Month LIBOR as of June 30, 2019 was 2.40%

3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$–	$–	$75,441	$75,441
Materials	–	–	252,454	252,454
Bank Loans
Communications	–	371,850	180,000	551,850
Consumer Discretionary	–	41,604	–	41,604
Consumer, Cyclical	–	369,680	238,910	608,590
Consumer, Non-cyclical	–	1,014,132	417,600	1,431,732
Financials	–	716,386	84,825	801,211
Health Care	–	226,263	89,775	316,038
Industrials	–	798,632	138,453	937,085
Technology	–	1,080,251	–	1,080,251
High Yield Bonds And Notes
Basic Materials	–	784,746	–	784,746
Communications	–	1,133,850	–	1,133,850
Consumer, Cyclical	–	881,087	105,500	986,587
Consumer, Non-cyclical	–	2,521,100	406,549	2,927,649
Energy	–	848,050	–	848,050
Financials	–	1,885,691	–	1,885,691
Industrials	–	1,798,813	107,945	1,906,758
Materials	–	359,280	328,182	687,462
Technology	–	140,800	–	140,800
TOTAL	$–	$14,972,215	$2,425,634	$17,397,849

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2019, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stock	Bank Loans	High Yield Bonds	Warrant	Total
Balance as of September 30, 2018	$376,551	$1,751,283	$550,445	$19,532	$2,697,811
Accrued discount/ premium	-	2,606	3,491	-	6,097
Return of Capital	-	-	-	-	-
Realized Gain/(Loss)	-	1,051	-	56,725	57,776
Change in Unrealized Appreciation/(Depreciation)	(111,190)	(12,536)	(19,479)	(9,669)	(152,874)
Purchases	62,534	582,833	425,538	-	1,070,905
Sales Proceeds	-	(607,877)	(11,819)	(66,588)	(686,284)
Transfer into Level 3	-	223,278	-	-	223,278
Transfer out of Level 3	-	(791,075)	-	-	(791,075)
Balance as of June 30, 2019	$327,895	$1,149,563	$948,176	$-	$2,425,634

Information about Level 3 measurements as of June 30, 2019:

Asset Class	Market Value	Valuation Technique	Unobservable Input(s)(a)	Value/Range
Common Stock	$327,895	Discounted Cash Flow Analysis, Market Analysis	Discount Rate, EBITDA Multiple	11.4%-17.5% /4.75x-7.75x
Bank Loans	$730,653	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$418,910	Market Analysis	Market Data of Similar Companies	N/A
High Yield Bonds	$948,176	Market Analysis	Market Data of Similar Companies Companies	N/A

(a)	A change to an unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Intrinsic Value	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

As of June 30, 2019, the Fund held $5,768,361, or 31.10% of the Fund’s net assets, in loans acquired via assignments.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by its holders or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s investment advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized by any sale conducted in the near term, and the difference could be material.

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets that such securities represent of the Fund, have been identified in the Schedule of Investments.

Insignia Macro Fund

Consolidated Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (12.17%)
Automobile (8.46%)
CarMax Auto Owner Trust
Series 2016-2, 1.520%, 10/15/2019	$23,413	$23,369
Series 2015-4, 1.560%, 05/15/2019	631	630
Fifth Third Auto Trust 2017-1
Series 2017-1, 1.800%, 02/15/2022	133,756	133,440
Ford Credit Floorplan Master Owner Trust
Series 2016-5, 1M US L + 0.46%, 11/15/2019(a)	170,000	170,142
Honda Auto Receivables Trust
Series 2016-4, 1.210%, 12/18/2019	132,037	131,541
Huntington Auto Trust
Series 2016-1, 1.930%, 05/15/2020	225,000	224,489
Hyundai Auto Receivables Trust
Series 2016-A, 1.560%, 09/15/2020	20,664	20,655
Mercedes-Benz Auto Receivables Trust
Series 2016-1, 1.260%, 11/15/2019	40,107	39,967
Nissan Auto Receivables Owner Trust
Series 2016-C, 1.180%, 11/15/2019	48,757	48,588
Series 2016-A, 1.340%, 10/15/2020	29,777	29,743
Toyota Auto Receivables Owner Trust
Series 2016-D, 1.230%, 10/15/2020	111,928	111,684
Total Automobile		934,248

Credit Card (3.71%)
BA Credit Card Trust
Series 2017-A1, 1.950%, 03/15/2020	65,000	64,874
Capital One Multi-Asset Execution Trust
Series 2017-A1, 2.000%, 03/15/2020	170,000	169,737
Citibank Credit Card Issuance Trust
Series 2017-A8, 1.860%, 08/07/2020	175,000	174,532
Total Credit Card		409,143

TOTAL ASSET-BACKED SECURITIES
(Cost $1,341,910)		1,343,391

CORPORATE BONDS (50.65%)
Communications (2.74%)
AT&T, Inc., Senior Unsecured
3M US L + 0.93%, 06/30/2020(a)	300,000	302,002

Consumer Discretionary (3.09%)
Delta Air Lines, Inc., Senior Unsecured
2.600%, 12/04/2020	176,000	175,872
General Motors Co., Senior Unsecured
3M US L + 0.80%, 08/07/2020(a)	105,000	105,153
General Motors Financial Co., Inc., Senior Unsecured
2.650%, 04/13/2020	60,000	59,992
Total Consumer Discretionary		341,017

Consumer Staples (4.26%)
Constellation Brands, Inc., Senior Unsecured
2.000%, 11/07/2019	173,000	172,629

	Principal Amount	Value (Note 2)
Consumer Staples (continued)
Dollar Tree, Inc., Senior Unsecured
3M US L + 0.70%, 04/17/2020(a)	$105,000	$105,013
JM Smucker Co., Senior Unsecured
2.500%, 03/15/2020	115,000	114,995
Walgreens Boots Alliance, Inc., Senior Unsecured
2.700%, 11/18/2019	78,000	78,017
Total Consumer Staples		470,654

Energy (2.58%)
Enbridge Energy Partners LP, Senior Unsecured
5.200%, 03/15/2020	76,000	77,322
Phillips 66, Senior Unsecured
3M US L + 0.60%, 02/26/2021(a)	75,000	75,003
Williams Cos., Inc., Senior Unsecured
5.250%, 03/15/2020	130,000	132,426
Total Energy		284,751

Financials (17.07%)
Air Lease Corp., Senior Unsecured
2.125%, 01/15/2020	210,000	209,519
Alexandria Real Estate Equities, Inc., Senior Unsecured
2.750%, 01/15/2020	100,000	100,051
American Express Credit Corp., Senior Unsecured
Series F, 3M US L + 1.05%, 09/14/2020(a)	195,000	196,795
Barclays Bank PLC, Unsecured
5.140%, 10/14/2020	125,000	128,481
Series GMTN, 3M US L + 0.55%, 08/07/2019(a)	180,000	180,050
Charles Schwab Corp., Senior Unsecured
3M US L + 0.32%, 05/21/2021(a)	115,000	115,185
Credit Suisse AG, Unsecured
5.400%, 01/14/2020	260,000	263,781
Duke Realty LP, Senior Unsecured
3.875%, 02/15/2021	120,000	122,593
Jefferies Group LLC, Senior Unsecured
8.500%, 07/15/2019	130,000	130,276
JPMorgan Chase & Co., Senior Unsecured
3M US L + 1.48%, 03/01/2021(a)	120,000	122,160
Morgan Stanley, Senior Unsecured
2.800%, 06/16/2020	140,000	140,668
Synchrony Financial, Senior Unsecured
2.700%, 02/03/2020	40,000	40,008
Ventas Realty LP / Ventas Capital Corp., Senior Unsecured
2.700%, 04/01/2020	135,000	135,247
Total Financials		1,884,814

Health Care (8.03%)
Allergan Funding SCS, Senior Unsecured
3.000%, 03/12/2020	70,000	70,217
3M US L + 1.225%, 03/12/2020(a)	240,000	241,584
Becton Dickinson and Co., Senior Unsecured
3M US L + 0.875%, 12/29/2020(a)	98,000	98,016
HCA, Inc., Senior Secured First Lien
6.500%, 02/15/2020	245,000	250,648
Humana, Inc., Senior Unsecured
2.500%, 12/15/2020	26,000	26,017
Shire Acquisitions Investments Ireland DAC, Senior Unsecured
1.900%, 09/23/2019	80,000	79,880

	Principal Amount	Value (Note 2)
Health Care (continued)
Zimmer Biomet Holdings, Inc., Senior Unsecured
3M US L + 0.75%, 03/19/2021(a)	$120,000	$119,912
Total Health Care		886,274

Industrials (3.98%)
Spirit AeroSystems, Inc., Senior Unsecured
3M US L + 0.80%, 06/15/2021(a)	200,000	198,737
United Technologies Corp., Senior Unsecured
3M US L + 0.35%, 11/01/2019(a)	240,000	240,271
Total Industrials		439,008

Materials (3.97%)
Eastman Chemical Co., Senior Unsecured
2.700%, 01/15/2020	43,000	42,981
Monsanto Co., Senior Unsecured
2.125%, 07/15/2019	80,000	79,968
Vulcan Materials Co., Senior Unsecured
3M US L + 0.60%, 06/15/2020(a)	210,000	210,054
3M US L + 0.65%, 03/01/2021(a)	105,000	105,115
Total Materials		438,118

Technology (4.02%)
Equifax, Inc., Senior Unsecured
3M US L + 0.87%, 08/15/2021(a)	214,000	213,516
Hewlett Packard Enterprise Co., Senior Unsecured
3.600%, 10/15/2020	183,000	185,412
VMware, Inc., Senior Unsecured
2.300%, 08/21/2020	45,000	44,881
Total Technology		443,809

Utilities (0.91%)
Florida Power & Light Co., Senior Unsecured
3M US L + 0.40%, 05/06/2022(a)	100,000	100,050

TOTAL CORPORATE BONDS
(Cost $5,579,025)		5,590,497

MORTGAGE BACKED SECURITIES (3.25%)
U.S. Government Agency (3.25%)
Fannie Mae Connecticut Avenue Securities
Series 2017-C05, 1M US L + 0.55%, 01/25/2030(a)	110,345	110,312
Series 2018-C05, 1M US L + 0.72%, 01/25/2031(a)	82,107	82,161
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, 1M US L + 0.70%, 09/25/2030(a)	166,177	166,292
Total U.S. Government Agency		358,765

TOTAL MORTGAGE BACKED SECURITIES
(Cost $358,629)		358,765

U.S. TREASURY NOTES & BONDS (11.49%)
U.S. Treasury Note
1.000%, 11/15/2019	185,000	184,220
1.375%, 12/15/2019	175,000	174,460
1.375%, 02/15/2020	205,000	204,139

	Principal Amount	Value (Note 2)
U.S. Treasury Notes & Bonds (continued)
1.375%, 05/31/2020	$710,000	$705,964

TOTAL U.S. TREASURY NOTES & BONDS
(Cost $1,268,356)		1,268,783

TOTAL INVESTMENTS (77.56%)
(Cost $8,547,920)		$8,561,436

OTHER ASSETS IN EXCESS OF LIABILITIES (22.44%)		2,477,724	(b)

NET ASSETS (100.00%)		$11,039,160

(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the securities last reset date.
(b)	Includes cash which is being held as collateral for swap contracts.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2019 was 2.40%

3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Consolidated Portfolio of Investments.

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the Adviser has the ability to periodically adjust the notional level of the swap, the allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. As of April 23, 2019 the swap term was renewed for five years through April 30, 2024 unless early terminated. Early termination may be triggered by either party without penalty. In addition, the swap provides for a 0.50% fee paid to Deutsche Bank in exchange for the return on the custom basket. (Notional Value $8,782,207) (Value $11,683,131)

Exposure by Manager Underlying Manager	Exposure	Strategy Description
H2O Asset Management	34.45%	Discretionary Macro | Fundamental
QMS Capital Management	27.16%	Quantitative | Fundamental & Technical Models
Quantitative Investment Mgmt.	19.67%	Quantitative | Technical Models
Milcom	18.13%	Quantitative | Technical Models

Custom Index Exposure by Type

	Number of Contracts	Notional Amount	Percentage of Notional	Expiration Date
Agricultural Futures
Short
Coffee C Future	8.13	334,152	0.30%	9/18/19
Live Cattle Future	4.09	173,939	0.15%	10/31/19
Soybeans Future	12.13	554,283	0.49%	11/14/19
Sugar No.11 Future	12.18	173,448	0.15%	9/30/19
Wheat Future	8.44	230,224	0.20%	9/13/19
	44.97	1,466,046	1.29%

Base Metal Futures
Short
Copper Future	3.34	226,754	0.20%	9/26/19
	3.34	226,754	0.20%

Bond Futures
Long
10 year Italian Bond Future	20.89	3,194,602	2.83%	9/6/19
10 year Japanese Government Bond Future	0.61	863,934	0.77%	9/12/19
2 year US Treasury Notes Future	29.80	6,412,223	5.69%	9/30/19
3 year Australian Treasury Bond Future	24.50	5,464,724	4.85%	9/16/19
Ultra Long-Term T Bond Future	0.96	170,579	0.15%	9/19/19
	76.76	16,106,062	14.29%

Short
10 year Australian Treasury Bond Future	5.30	4,227,718	3.75%	9/16/19
10 year Canadian Govt Bond Future	17.88	1,952,478	1.73%	9/19/19
10 year US Treasury Notes Future	11.46	1,466,102	1.30%	9/19/19
2 year Euro-Schatz Future	42.34	5,412,930	4.80%	9/6/19
30 year US Treasury Bonds Future	11.91	1,853,231	1.64%	9/19/19
5 year US Treasury Notes Future	14.07	1,661,764	1.47%	9/30/19
Euro-BOBL Future	1.99	304,095	0.27%	9/6/19
Euro-BUND Future	17.22	3,385,912	3.00%	9/6/19
Euro-OAT Futures	0.90	169,368	0.15%	9/6/19
Long Gilt Future	12.52	2,074,774	1.84%	9/26/19
	135.59	22,508,372	19.95%

Energy Futures
Long
Brent Crude Monthly Future	14.85	972,507	0.86%	7/31/19
Gasoline RBOB Future	8.46	664,080	0.59%	8/30/19
Light Sweet Crude Oil (WTI) Future	9.92	588,203	0.52%	8/20/19
Light Sweet Crude Oil (WTI) Future	3.32	196,450	0.17%	9/20/19
WTI Crude Future	2.69	159,340	0.14%	8/19/19
	39.24	2,580,580	2.28%

Short
Brent Crude Monthly Future	8.81	573,739	0.51%	8/30/19
Brent Crude Monthly Future	3.48	225,382	0.20%	9/30/19
Gasoline RBOB Future	7.36	591,422	0.52%	7/31/19
Henry Hub Natural Gas Future	16.48	377,670	0.34%	8/28/19
Light Sweet Crude Oil (WTI) Future	13.64	807,995	0.72%	7/22/19
	49.77	2,576,208	2.29%

Equity Futures
Long
DAX Index Future	0.51	178,742	0.16%	9/20/19
DJ EURO STOXX Banks Future	222.14	1,109,040	0.98%	9/20/19
E-Mini Nasdaq-100	2.61	400,366	0.36%	9/20/19
EURO STOXX 50 Index Future	13.90	547,151	0.49%	9/20/19
FTSE 100 Index Future	10.37	969,232	0.86%	9/20/19
Nikkei 225 Index	2.24	220,628	0.20%	9/12/19
SPI 200 Index	3.31	381,187	0.34%	9/19/19
	255.08	3,806,346	3.39%

Short
CME E-Mini Russell 2000 Index	18.21	1,423,808	1.26%	9/20/19
DJ STOXX 600 Food & Beverage Future	7.68	330,177	0.29%	9/20/19
E-Mini S&P 500	7.74	1,135,265	1.01%	9/20/19
Nikkei 225 Future	2.35	462,904	0.41%	9/12/19
	35.98	3,352,154	2.97%

FX Futures
Long
EUR/USD	1.88	269,163	0.24%	9/16/19
	1.88	269,163	0.24%

Interest Rate Futures
Long
3 month Sterling	36.09	5,694,572	5.05%	6/17/20
90 Day Bank Accepted Bill Future	22.52	3,833,965	3.40%	12/12/19
Eurodollar	73.84	18,161,536	16.11%	6/15/20
Three Month Canadian Bankers Acceptance Future	8.61	1,614,114	1.43%	12/16/19
Three Month Canadian Bankers Acceptance Future	6.29	1,179,011	1.05%	9/16/19
	147.35	30,483,198	27.04%

Short
3 month Euro (EURIBOR)	12.25	3,504,393	3.11%	6/15/20
	12.25	3,504,393	3.11%

Precious Metal Futures
Long
Gold	9.23	1,306,696	1.16%	8/28/19
	9.23	1,306,696	1.16%

Grand Total	811.44	88,185,972	78.21%

Unrealized Depreciation
$(44,206)

Notes to Quarterly Consolidated Portfolio of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary investment objective is to seek long-term risk-adjusted total return. The Fund currently offers Class A shares and Class I shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the Consolidated Portfolio of Investments of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidation basis. As of June 30, 2019, net assets of the Fund were $11,039,160, of which $2,348,986, or 21.28%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. The Fund and the Subsidiary are "commodity pools" under the U.S. Commodity Exchange Act, and the Adviser is a "commodity pool operator" registered with and regulated by the CFTC.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its consolidated financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities. Total return swap contracts are stated at fair value daily based on the underlying futures, foreign currency and options contracts constituting the contracts' stated index, taking into account fees and expenses associated with the swap agreement.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$1,343,391	$–	$1,343,391
Corporate Bonds	–	5,590,497	–	5,590,497
Mortgage Backed Securities	–	358,765	–	358,765
U.S. Treasury Notes & Bonds	–	1,268,783	–	1,268,783
Total	$–	$8,561,436	$–	$8,561,436

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(44,206)	$–	$(44,206)
TOTAL	$–	$(44,206)	$–	$(44,206)

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Swap Contracts: The Fund enters into swap transactions to seek to increase total return. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying portfolios of futures, forward currency and options contracts (considered the "index" within each total return swap contract) between counterparties. The "notional amount" of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily based on the value of the index on which the total return swap is referenced, as defined within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures, forward currency and options contracts is traded. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors).

Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded as realized gains or losses, respectively. Cash settlement transfers are recorded as prepaid swap premiums and are recognized as realized gains and losses at the termination of the swap. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts. A corresponding asset or liability for "advance receipt on swap contracts" or "advance payment on swap contracts", respectively, is recorded for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Fund's consolidated portfolio of investments.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at June 30, 2019 are disclosed in the Consolidated Portfolio of Investments.

Seven Canyons Strategic Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (88.93%)
Air Freight & Logistics (1.31%)
FedEx Corp.	2,800	$459,732

Airport Services (1.78%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,000	302,000
TAV Havalimanlari Holding AS	69,000	321,734
Total Airport Services		623,734

Apparel Retail (0.90%)
Ross Stores, Inc.	3,200	317,184

Asset Management & Custody Banks (8.04%)
Ameriprise Financial, Inc.	2,000	290,320
Apollo Investment Corp.	17,350	274,130
Ares Capital Corp.	42,729	766,558
Fondul Proprietatea SA, GDR(a)	17,000	215,900
FS KKR Capital Corp.	44,000	262,240
Solar Capital, Ltd.	33,441	686,544
Solar Senior Capital, Ltd.	20,172	320,936
Total Asset Management & Custody Banks		2,816,628

Auto Parts & Equipment (1.75%)
Aptiv PLC	4,100	331,403
Selamat Sempurna Tbk PT	2,600,000	280,658
Total Auto Parts & Equipment		612,061

Automotive Retail (0.88%)
Combined Motor Holdings, Ltd.	205,689	306,672

Broadcasting (0.00%)(b)
Fox Corp., Class B	33	1,205

Cable & Satellite (3.44%)
Comcast Corp., Class A	28,500	1,204,980

Coal & Consumable Fuels (0.53%)
NAC Kazatomprom JSC, GDR(a)	13,000	185,900

Construction Materials (0.87%)
Tecnoglass, Inc.	47,089	305,608

Consumer Finance (2.60%)
SLM Corp.	29,000	281,880
Transaction Capital, Ltd.	235,000	333,188

		Value
	Shares	(Note 2)
Consumer Finance (continued)
Unifin Financiera SAB de CV SOFOM ENR	133,000	$295,675
Total Consumer Finance		910,743

Data Processing & Outsourced Services (7.23%)
Mastercard, Inc., Class A	4,785	1,265,776
Visa, Inc.	7,300	1,266,915
Total Data Processing & Outsourced Services		2,532,691

Department Stores (0.87%)
Matahari Department Store Tbk PT	641,700	156,706
Mitra Adiperkasa Tbk PT	2,332,000	148,561
Total Department Stores		305,267

Diversified Banks (6.87%)
Bank Rakyat Indonesia Persero Tbk PT	1,060,000	327,135
Grupo Financiero Galicia SA, ADR	9,000	319,500
Halyk Savings Bank of Kazakhstan JSC, GDR(a)	16,251	209,638
HDFC Bank, Ltd., ADR	2,500	325,100
Sberbank of Russia PJSC, Sponsored ADR	20,000	307,600
Secure Trust Bank PLC	16,539	299,303
Security Bank Corp.	96,000	318,532
TBC Bank Group PLC	15,000	302,502
Total Diversified Banks		2,409,310

Diversified REITs (2.89%)
Colony Capital, Inc.	69,000	345,000
Star Asia Capital Corp.(c)(d)(e)(f)(g)(h)	355,714	666,964
Total Diversified REITs		1,011,964

Diversified Support Services (0.51%)
Clipper Logistics PLC	50,000	179,380

Drug Retail (1.31%)
Walgreens Boots Alliance, Inc.	8,400	459,228

Financial Exchanges & Data (0.97%)
MSCI, Inc.	91	21,730
OTC Markets Group, Inc., Class A	10,000	319,000
Total Financial Exchanges & Data		340,730

Health Care Services (1.38%)
CVS Health Corp.	8,900	484,961

Home Improvement Retail (1.90%)
Home Depot, Inc.	3,200	665,504

Homebuilding (0.65%)
Dom Development SA	11,000	226,267

		Value
	Shares	(Note 2)
Hotels, Resorts & Cruise Lines (0.72%)
Extended Stay America, Inc.	15,000	$253,350

Hypermarkets & Super Centers (0.80%)
Metro Retail Stores Group, Inc.	5,700,000	281,468

Industrial Gases (0.91%)
Taiyo Nippon Sanso Corp.	15,000	318,323

Industrial Machinery (1.74%)
Skellerup Holdings, Ltd.	204,000	328,913
Snap-on, Inc.	1,700	281,588
Total Industrial Machinery		610,501

Integrated Oil & Gas (2.81%)
Suncor Energy, Inc.	31,599	985,697

Internet & Direct Marketing Retail (0.90%)
Naspers, Ltd., Class N	1,300	315,611

IT Consulting & Other Services (3.47%)
Cognizant Technology Solutions Corp., Class A	19,200	1,217,088

Leisure Products (0.93%)
Photo-Me International PLC	265,000	324,421

Managed Health Care (4.11%)
UnitedHealth Group, Inc.	5,900	1,439,659

Mortgage REITs (3.47%)
Great Ajax Corp.	53,600	750,400
Starwood Property Trust, Inc.	20,500	465,760
Total Mortgage REITs		1,216,160

Oil & Gas Storage & Transportation (3.93%)
Golar LNG Partners LP	29,600	334,480
Magellan Midstream Partners LP	16,271	1,041,344
Total Oil & Gas Storage & Transportation		1,375,824

Packaged Foods & Meats (0.90%)
Grupo Herdez SAB de CV	147,000	314,927

Personal Products (2.45%)
Chlitina Holding, Ltd.	39,000	335,888
Herbalife Nutrition, Ltd.(c)	5,800	248,008
TCI Co., Ltd.	20,000	274,956
Total Personal Products		858,852

Pharmaceuticals (1.90%)
CSPC Pharmaceutical Group, Ltd.	214,000	345,175

		Value
	Shares	(Note 2)
Pharmaceuticals (continued)
Hypera SA	41,000	$319,142
Total Pharmaceuticals		664,317

Railroads (3.37%)
Canadian National Railway Co.	12,767	1,181,597

Restaurants (0.88%)
La Kaffa International Co., Ltd.	66,000	307,056

Retail REITs (1.73%)
Simon Property Group, Inc.	3,800	607,088

Semiconductor Equipment (1.53%)
BE Semiconductor Industries NV	13,855	356,682
Micro-Mechanics Holdings, Ltd.	155,000	179,860
Total Semiconductor Equipment		536,542

Semiconductors (3.38%)
Microchip Technology, Inc.	7,428	644,008
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	13,815	541,133
Total Semiconductors		1,185,141

Specialty Stores (0.90%)
Tractor Supply Co.	2,900	315,520

Trading Companies & Distributors (0.81%)
MSC Industrial Direct Co., Inc., Class A	3,800	282,188
Triton International, Ltd.	100	3,276
Total Trading Companies & Distributors		285,464

Wireless Telecommunication Services (0.61%)
Safaricom PLC	782,800	214,497

TOTAL COMMON STOCKS
(Cost $27,184,480)		31,168,852

EXCHANGE TRADED FUNDS (2.54%)
Invesco Dynamic Pharmaceuticals ETF	5,400	324,864
ProShares VIX Short-Term Futures ETF(c)	26,500	567,100

TOTAL EXCHANGE TRADED FUNDS
(Cost $976,921)		891,964

RIGHTS (0.10%)
Personal Products (0.10%)
Herbalife Nutrition, Ltd.(c)(d)(e)(f)(g)(h)	14,761	34,393

TOTAL RIGHTS
(Cost $–)		34,393

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (8.20%)

State Street Institutional US Government Money Market Fund	2.210%	2,874,236	2,874,236

TOTAL SHORT TERM INVESTMENT
(Cost $2,874,236)			2,874,236

TOTAL INVESTMENTS (99.77%)
(Cost $31,035,637)			$34,969,445

OTHER ASSETS IN EXCESS OF LIABILITIES (0.23%)			79,646

NET ASSETS (100.00%)			$35,049,091

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2019, the market value of those securities was $611,438 representing 1.74% of net assets.
(b)	Less than .005%.
(c)	Non-income producing security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $701,357, representing 2.00% of net assets.
(e)	Security deemed to be restricted as of June 30, 2019. As of June 30, 2019, the market value of restricted securities in the aggregate was $701,357, representing 2.00% of the Fund’s net assets.
(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of June 30, 2019, the market value of illiquid securities in the aggregate was $701,357, representing 2.00% of the Fund’s net assets.
(h)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR -American Depositary Receipt.

ETF –Exchange Traded Fund.

GDR - Global Depositary Receipt.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Portfolio of Investments

At June 30, 2019, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Net Assets
Argentina	1.0
Bermuda	0.0(a)
Brazil	1.0
Canada	6.8
China	2.1
Colombia	1.0
Georgia	0.9
Great Britain	3.5
India	1.0
Indonesia	2.8
Ireland	1.0
Japan	1.0
Kazakhstan	1.2
Kenya	0.7
Mexico	2.8
Netherlands	1.1
New Zealand	1.0
Philippines	1.9
Poland	0.7
Romania	0.7
Russia	1.0
Singapore	0.6
South Africa	3.0
Taiwan	3.5
Turkey	1.0
United States	58.6
100.0%

(a)	Less than 0.005%.

Seven Canyons World Innovators Fund

Schedule of Investments

June 30, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (75.26%)
Aerospace & Defense (2.84%)
Avon Rubber PLC	210,553	$3,647,222

Alternative Carriers (3.61%)
Gamma Communications PLC	180,710	2,639,164
MNF Group, Ltd.	450,000	1,216,302
V-Cube, Inc.(a)	145,000	776,005
Total Alternative Carriers		4,631,471

Apparel, Accessories & Luxury Goods (3.33%)
Levi Strauss & Co.(a)	171,500	3,580,920
Mavi Giyim Sanayi Ve Ticaret AS(a)(b)(c)	100,000	694,241
Total Apparel, Accessories & Luxury Goods		4,275,161

Application Software (6.39%)
eGain Corp.(a)	178,310	1,451,443
Miroku Jyoho Service Co., Ltd.	40,500	1,271,553
PCA Corp.	60,000	2,000,649
Quartix Holdings PLC	400,000	1,427,423
Silverlake Axis, Ltd.	3,450,000	1,364,191
Tracsis PLC	80,000	678,153
Total Application Software		8,193,412

Biotechnology (4.31%)
Abcam PLC	270,000	5,054,144
Bioventix PLC	10,000	474,961
Total Biotechnology		5,529,105

Broadcasting (0.66%)
Surya Citra Media Tbk PT	7,395,500	842,807

Computer & Electronics Retail (2.13%)
GAME Digital PLC(a)	7,200,000	2,733,947

Construction Machinery & Heavy Trucks (0.54%)
Morita Holdings Corp.	40,000	699,346

Data Processing & Outsourced Services (1.01%)
My EG Services Bhd	1,700,000	608,832
Pagseguro Digital, Ltd., Class A(a)	17,500	681,975
Total Data Processing & Outsourced Services		1,290,807

		Value
	Shares	(Note 2)
Distillers & Vintners (0.60%)
Becle SAB de CV	500,000	$774,210

Electrical Components & Equipment (0.16%)
FineTek Co., Ltd.	75,000	202,354

Electronic Equipment & Instruments (1.59%)
Catapult Group International, Ltd.(a)	957,421	736,012
Eroad, Ltd.(a)	360,152	725,850
GL Sciences, Inc.	45,000	578,074
Total Electronic Equipment & Instruments		2,039,936

Food Retail (1.02%)
BIM Birlesik Magazalar AS	95,000	1,306,752

Health Care Equipment (3.63%)
BioMerieux	11,000	911,215
DiaSorin SpA	18,000	2,089,763
Mizuho Medy Co., Ltd.	70,000	1,498,493
Surgical Innovations Group PLC(a)	5,400,000	161,156
Total Health Care Equipment		4,660,627

Health Care Facilities (3.06%)
Japan Animal Referral Medical Center Co., Ltd.(a)	130,000	2,605,667
Medikaloka Hermina Tbk PT(c)	2,772,000	647,503
Mitra Keluarga Karyasehat Tbk PT(a)(c)	5,000,000	670,678
Total Health Care Facilities		3,923,848

Health Care Services (1.13%)
Integrated Diagnostics Holdings PLC(b)(c)	291,891	1,444,861

Health Care Supplies (4.47%)
Advanced Medical Solutions Group PLC	450,000	1,714,431
Eiken Chemical Co., Ltd.	71,000	1,124,120
Ypsomed Holding AG	21,000	2,891,211
Total Health Care Supplies		5,729,762

Health Care Technology (4.79%)
Ascom Holding AG	190,000	2,487,400
Computer Programs & Systems, Inc.	131,500	3,654,385
Total Health Care Technology		6,141,785

Home Improvement Retail (0.53%)
Italtile, Ltd.	643,393	676,054

Industrial Machinery (1.26%)
Skellerup Holdings, Ltd.	1,000,000	1,612,320

		Value
	Shares	(Note 2)
Interactive Home Entertainment (6.09%)
Nintendo Co., Ltd.	17,000	$6,226,685
Take-Two Interactive Software, Inc.(a)	14,000	1,589,420
Total Interactive Home Entertainment		7,816,105

Internet & Direct Marketing Retail (0.44%)
ZOZO, Inc.	30,000	561,796

Investment Banking & Brokerage (0.54%)
JDC Group AG(a)	90,000	695,905

IT Consulting & Other Services (0.57%)
TechMatrix Corp.	38,700	726,152

Leisure Facilities (0.40%)
Goals Soccer Centres PLC(a)(d)(e)(f)	1,492,500	515,549

Leisure Products (2.45%)
Bandai Namco Holdings, Inc.	32,000	1,552,289
Photo-Me International PLC	1,300,000	1,591,500
Total Leisure Products		3,143,789

Life Sciences Tools & Services (2.38%)
Horizon Discovery Group PLC(a)	1,019,600	2,019,951
Tecan Group AG	4,000	1,037,492
Total Life Sciences Tools & Services		3,057,443

Movies & Entertainment (4.46%)
AFC Ajax NV(a)	90,000	1,893,272
Borussia Dortmund GmbH & Co. KGaA	300,000	2,822,851
OL Groupe SA(a)	269,465	1,011,149
Total Movies & Entertainment		5,727,272

Packaged Foods & Meats (1.17%)
Grupo Herdez SAB de CV	700,000	1,499,655

Pharmaceuticals (3.22%)
Benchmark Holdings PLC(a)	272,500	157,458
Genomma Lab Internacional SAB de CV(a)	725,000	658,379
Merck KGaA	25,000	2,614,193
Ouro Fino Saude Animal Participacoes SA	77,000	707,647
Total Pharmaceuticals		4,137,677

Publishing (2.03%)
New York Times Co.	80,000	2,609,600

Restaurants (0.69%)
Silver Life Co., Ltd.(a)	19,000	881,139

		Value
	Shares	(Note 2)
Soft Drinks (1.03%)
Fevertree Drinks PLC	45,000	$1,324,684

Specialty Stores (0.46%)
Pets at Home Group PLC	250,000	594,019

Wireless Telecommunication Services (2.27%)
Safaricom PLC	3,135,000	859,030
Sarana Menara Nusantara Tbk PT	41,250,000	2,058,485
Total Wireless Telecommunication Services		2,917,515

TOTAL COMMON STOCKS
(Cost $87,452,984)		96,564,087

LIMITED PARTNERSHIP INTEREST (0.12%)
Greenspring Global Partners II LP(b)(d)(e)(f)(g)	1	162,281

TOTAL LIMITED PARTNERSHIP INTEREST
(Cost $494,387)		162,281

RIGHTS (0.04%)
Personal Products (0.04%)
Herbalife Nutrition, Ltd.(b)(d)(e)(f)(g)	19,023	44,324

TOTAL RIGHTS
(Cost $–)		44,324

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (24.99%)

State Street Institutional US Government Money Market Fund	2.210%	32,063,904	32,063,904
			32,063,904
TOTAL SHORT TERM INVESTMENT
(Cost $32,063,904)			32,063,904

TOTAL INVESTMENTS (100.41%)
(Cost $120,011,275)			$128,834,596

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.41%)			(521,323)

NET ASSETS (100.00%)			$128,313,273

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,345,707, representing 1.83% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2019, the market value of those securities was $3,457,282 representing 2.69% of net assets.
(d)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of June 30, 2019, the market value of illiquid securities in the aggregate was $206,605, representing 0.16% of the Fund’s net assets.
(e)	Security deemed to be restricted as of June 30, 2019. As of June 30, 2019, the market value of restricted securities in the aggregate was $206,605, representing 0.16% of the Fund’s net assets.
(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See Notes to Quarterly Portfolio of Investments

At June 30, 2019, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Net Assets
Australia	2.0
Brazil	1.4
Egypt	1.5
France	2.0
Germany	6.3
Great Britain	25.6
Indonesia	4.4
Italy	2.2
Japan	21.2
Kenya	0.9
Malaysia	0.6
Mexico	3.0
Netherlands	2.0
New Zealand	2.4
Singapore	1.4
South Africa	0.7
Switzerland	6.6
Taiwan	0.2
Turkey	2.1
United States	13.5
100.0%

Notes to Quarterly Portfolio of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seven Canyons Strategic Income Fund (“Strategic Income Fund”) and the Seven Canyons World Innovators Fund (“World Innovators Fund”) (each, a “Fund” and collectively, the “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income and the World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

Seven Canyons Strategic Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)
Diversified REITs	345,000	–	666,964	1,011,964
Other	30,156,888	–	–	30,156,888
Exchange Traded Funds	891,964	–	–	891,964
Rights	–	–	34,393	34,393
Short Term Investment	2,874,236	–	–	2,874,236
Total	$34,268,088	$–	$701,357	$34,969,445

Seven Canyons World Innovators Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)
Leisure Facilities	–	515,549	–	515,549
Other	96,048,538	–	–	96,048,538
Limited Partnership Interest(b)	–	–	–	162,281
Rights	–	–	44,324	44,324
Short Term Investment	32,063,904	–	–	32,063,904
Total	$128,112,442	$515,549	$44,324	$128,834,596

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolios of Investments.
(b)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Portfolios of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stocks	Rights	Total
Balance as of September 30, 2018	$775,456	$50,926	$826,382
Change in Unrealized Appreciation/(Depreciation)	(108,492)	(16,533)	(125,025)
Purchases	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of June 30, 2019	$666,964	$34,393	$701,357

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2019	$(108,492)	$(16,533)	$(125,025)

Seven Canyons World Innovators Fund	Rights	Total
Balance as of September 30, 2018	$65,629	$65,629
Change in Unrealized Appreciation/(Depreciation)	(21,305)	(21,305)
Purchases	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of June 30, 2019	$44,324	$44,324

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2019	$(21,305)	$(21,305)

Quantitative information about Level 3 measurements as of June 30, 2019::

Seven Canyons Strategic Income Fund

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$666,964	Last Trade	Last Trade	100%
Rights	$34,393	Probability of take out	Probability of take out	8%
		Premium of take out	Premium of take out	20%

Seven Canyons World Innovators Fund

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Rights	$44,324	Probability of take out	Probability of take out	8%
		Premium of take out	Premium of take out	20%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (the “FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: Distributions from net investment income for the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the Global Tactical Allocation Fund are declared and paid quarterly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933 (the “Securities Act”). It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Repurchase Agreements: The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the nine month period ended June 30, 2019 with an “affiliated company” as so defined:

World Innovators Fund

Security Name	Share Balance as of September 30, 2018	Purchases	Sales	Share Balance as of June 30, 2019	Market Value as of June 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
GAME Digital PLC*	11,300,000	-	(4,100,000)	7,200,000	$2,733,947	$-	$365,341	$(846,957)
					$2,733,947	$-	$365,341	$(846,957)

*	As of June 30, 2019, the security is no longer considered an affiliate as defined by the 1940 Act.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President (Principal Executive Officer)

Date:	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley Swenson
Bradley Swenson
President (Principal Executive Officer)

Date:	August 29, 2019

By:	/s/ Kimberly R. Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	August 29, 2019